Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventories
Schedule of inventories, net

	June 30, 2012	December 31, 2011

Raw materials	$87	$91
Work in process	394	392
Finished goods	501	409
Total	$982	$892

	2011	2010
Raw materials	$91	$102
Work in process	392	231
Finished goods	409	273

	$892	$606